Redeemable Common Stock	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Text Block [Abstract]
Redeemable Common Stock
(5)	Redeemable Common Stock

The ESOP Trust owns all of Alion’s issued and outstanding common stock, for the benefit of current and former employee participants in the Alion KSOP. Participants and beneficiaries are entitled to a distribution of the fair value of their vested ESOP account balance upon death, disability, retirement or termination of employment. The Plan permits distributions to be paid over a five year period commencing the first ESOP valuation after a participant’s retirement at age 65, death or disability. Alion can delay distributions to other terminating participants for six years before commencing payment over a subsequent five year period. The Company intends to pay distribution requests in annual installments and defer initial payments as permitted.

Terminating ESOP participants can hold or immediately sell their distributed shares to the Company. If a participant elects to hold distributed shares, the IRC and ERISA require Alion to offer a put option to allow the recipient to sell stock to Alion at the estimated fair value share price based on the most recent price at which the Company was able to sell shares to the ESOP Trust ($16.25 at March 31, 2013 and $8.10 at September 30, 2013). The put right requires Alion to purchase distributed shares during two put option periods at then-current fair market value.

Consistent with its duty of independence from Alion management and its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the fair market value (share price) at which the Trustee may acquire or dispose of investments in Alion common stock. The September 30, 2013 valuation occurred on its normal schedule.

Alion management determines, and the Board of Directors’ Audit and Finance Committee reviews, the reasonableness of Alion’s recorded redeemable common stock liability. The Audit and Finance Committee considers various factors in its review, including in part, the ESOP valuation report and the share price selected by the ESOP Trustee. Management considers the share price selected by the ESOP Trustee along with other factors in estimating Alion’s aggregate liability for outstanding redeemable common stock.

(6) Redeemable Common Stock

        The ESOP Trust owns all of Alion's issued and outstanding common stock, for the benefit of current and former employee participants in the Alion KSOP. Participants and beneficiaries are entitled to a distribution of the fair value of their vested ESOP account balance upon death, disability, retirement or termination of employment. The Plan permits distributions to be paid over a five year period commencing the year after a participant's retirement at age 65, death or disability. Alion can delay distributions to other terminating participants for six years before commencing payment over a subsequent five year period. The Company intends to pay distribution requests in annual installments and defer initial payments as permitted.

        Terminating ESOP participants can hold or immediately sell their distributed shares to the Company. If a participant elects to hold distributed shares, the IRC and ERISA require Alion to offer a put option to allow the recipient to sell stock to Alion at the estimated fair value share price based on the most recent price at which the Company was able to sell shares to the ESOP Trust ($16.25 at March 31, 2013 and $8.10 at September 30, 2013). The put right requires Alion to purchase distributed shares during two put option periods at then-current fair market value.

        Consistent with its duty of independence from Alion management and its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the fair market value (share price) at which the Trustee may acquire or dispose of investments in Alion common stock. In September 2013, Alion amended the Plan to delay the semi-annual September 30th valuation of Alion's common stock until the due date (including extensions) for filing the Company's federal tax return for the current fiscal year. The semi-annual valuation of the Company's common stock was delayed due to the then uncertainty surrounding the refinancing of the Company's outstanding debt. The ESOP trustee, the board of directors and executive management team believed that it was in the best interest of the ESOP participants to delay the valuation until the framework of the refinancing transactions was announced. The valuation was completed in December of 2013. The Company estimates that the aggregate ESOP repurchase obligations for the next five years is approximately $14 million.

        Alion management determines, and the Board of Directors' Audit and Finance Committee reviews, the reasonableness of Alion's recorded redeemable common stock liability. The Audit and Finance Committee considers various factors in its review, including in part, the ESOP valuation report and the share price selected by the ESOP Trustee. Management considers the share price selected by the ESOP Trustee along with other factors in estimating Alion's aggregate liability for outstanding redeemable common stock.

        A limited number of participants who beneficially acquired shares of Alion common stock on December 20, 2002, can sell such shares distributed from their accounts at the greater of $10.00 or the current estimated fair value share price. Although the Company and the ESOP retain the right to delay distributions consistent with the terms of the Plan, and to control the circumstances of future distributions, eventual redemption of shares of Alion common stock is deemed to be outside the Company's control.